Shareholders’ Deficit (Details) - Schedule of shares of Class A common stock for issuance (Parentheticals) - shares	Mar. 31, 2023	Dec. 31, 2021
Schedule of Shares of Class A Common Stock For Issuance [Abstract]
Common shares to former Onyx shareholders	750,000	750,000